Consolidated Statements of Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues:
Net patient revenues	$ 715,489	$ 663,629	$ 621,589
Other revenues	58,048	57,024	51,613
Net operating revenues	773,537	720,653	673,202
Costs and Expenses:
Salaries, wages and benefits	428,672	400,270	370,708
Other operating	198,439	197,016	188,145
Rent	39,736	38,086	37,332
Depreciation and amortization	28,901	27,141	25,429
Interest	443	513	716
Total costs and expenses	696,191	663,026	622,330
Income Before Non-Operating Income	77,346	57,627	50,872
Non-Operating Income	20,533	23,340	16,784
Income Before Income Taxes	97,879	80,967	67,656
Income Tax Provision	(33,807)	(28,272)	(27,607)
Net Income	64,072	52,695	40,049
Dividends to Preferred Stockholders	(8,671)	(8,673)	(8,673)
Net Income Available to Common Stockholders	$ 55,401	$ 44,022	$ 31,376
Earnings Per Common Share:
Basic (in Dollars per share)	$ 4.02	$ 3.22	$ 2.31
Diluted (in Dollars per share)	$ 3.90	$ 3.22	$ 2.31
Weighted Average Common Shares Outstanding:
Basic (in Shares)	13,774,628	13,671,053	13,562,850
Diluted (in Shares)	16,414,023	13,676,476	13,577,676